CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (8,138)	$ (370,181)	$ (113,075)
Non-cash items:
Depreciation and amortization	47,833	72,365	74,482
Unrealized gain on derivative instruments	(8,363)	(1,580)	(11,238)
Vessel impairment and net loss on sale of vessels (note 17)	71	352,546	58,034
Goodwill impairment charge (note 6)	0	0	19,294
Other	630	1,189	553
Change in operating assets and liabilities (note 15)	(6,586)	(19,794)	(833)
Expenditures for dry docking	(19,245)	(7,003)	(3,197)
Net operating cash flow	6,202	27,542	24,020
FINANCING ACTIVITIES
Proceeds from long-term debt	59,179	32,226	15,000
Repayment from long-term debt (note 1)	(25,246)	(13,522)	(1,800)
Prepayment of long-term debt	(25,000)	(60,000)	(118,328)
Acquisition of 13 vessels from Teekay Corporation (note 1)	0	(9,509)	0
Net advances from (to) affiliates (note 1)	0	16,913	(287,101)
Proceeds from issuance of Class A common stock (note 2)	0	69,000	112,054
Shares issuance costs	0	(3,229)	(4,949)
Cash dividends paid	(10,030)	(32,231)	(51,358)
Net financing cash flow	(1,097)	(13,905)	(16,006)
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment	9,114	0	0
Expenditures for vessels and equipment	(1,904)	(2,518)	(4,337)
Investment in joint venture (note 5)	(3,890)	(3,344)	0
Investment in term loans (note 4)	(9,120)	0	0
Net investing cash flow	(5,800)	(5,862)	(4,337)
(Decrease) increase in cash and cash equivalents	(695)	7,775	3,677
Cash and cash equivalents, beginning of the year	26,341	18,566	14,889
Cash and cash equivalents, end of the year	25,646	26,341	18,566
Dropdown Predecessor [Member]
OPERATING ACTIVITIES
Net loss	0	(9,163)	(104,010)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	2,312	269,874
Repayment from long-term debt (note 1)	0	(10,372)	(18,567)
Prepayment of long-term debt	0	(15,000)	0
Contribution of capital from Teekay Corporation to Dropdown Predecessor (note 1)	$ 0	$ 9,507	$ 69,169